Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 22,778	$ 24,527	$ 25,284
Less accumulated depreciation	(18,146)	(19,894)	(19,528)
Property and equipment, net	4,632	4,633	5,756
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	43	43	43
Automobiles and Trucks [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	873	796	728
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	3,180	3,180	3,252
Office, Laboratory, Farm and Warehouse Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	12,954	14,792	15,552
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 5,728	$ 5,716	$ 5,709